Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (48)	$ 61
Gain (loss) reclassified from OCI into earnings	19
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(20)	29
Gain (loss) reclassified from OCI into earnings	11	(2)
Foreign Exchange Forward Contracts [Member] | SG&A [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(2)	3
Gain (loss) reclassified from OCI into earnings		1
Foreign Exchange Forward Contracts [Member] | R&D [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(9)	11
Gain (loss) reclassified from OCI into earnings	1	2
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(11)	11
Gain (loss) reclassified from OCI into earnings	4	(1)
Currency Collars [Member] | SG&A [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	1
Gain (loss) reclassified from OCI into earnings	1
Currency Collars [Member] | R&D [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(5)	$ 6
Gain (loss) reclassified from OCI into earnings	$ 2